DriveWealth ICE 100 Index ETF

Schedule of Investments

June 30, 2023

Description	Shares	Value
INVESTMENT COMPANIES — 100.0%
Domestic Equity — 49.0%
BNY Mellon U.S. Large Cap Core Equity ETF	246	$20,507
Capital Group Growth ETF	804	20,285
Communication Services Select Sector SPDR Fund	309	20,110
Fidelity MSCI Communication Services Index ETF	501	20,165
Fidelity MSCI Information Technology Index ETF	153	19,988
Fidelity Nasdaq Composite Index ETF	372	20,118
First Trust Cloud Computing ETF	258	19,593
First Trust Dow Jones Internet Index Fund	123	20,048
First Trust Long/Short Equity ETF	384	20,271
First Trust Nasdaq Technology Dividend Index Fund	339	19,886
First Trust Nasdaq-100 Technology Index Fund	132	19,425
FT Cboe Vest Fund of Deep Buffer ETFs	936	20,161
FT Cboe Vest Nasdaq-100 Buffer ETF - March	837	20,068
Global X Nasdaq 100 Covered Call ETF	1,119	19,862
Global X S&P 500 Covered Call ETF	482	19,786
Innovator Defined Wealth Shield ETF	718	20,025
Innovator U.S. Equity Power Buffer ETF - April	654	20,209
Invesco Nasdaq 100 ETF	132	20,061
Invesco QQQ Trust, Series 1	54	19,949
Invesco S&P 500 Top 50 ETF	57	19,935
iShares Core S&P U.S. Growth ETF	210	20,504
iShares Expanded Tech Sector ETF	51	20,036
iShares Expanded Tech-Software Sector ETF	57	19,717
iShares Morningstar Growth ETF	327	20,386
iShares MSCI USA Quality Factor ETF	150	20,230
iShares Russell 1000 Growth ETF	72	19,813
iShares Russell Top 200 ETF	189	20,155
iShares Russell Top 200 Growth ETF	126	19,979
iShares S&P 100 ETF	96	19,878

Description	Shares	Value
iShares S&P 500 Growth ETF	288	$20,298
iShares Semiconductor ETF	39	19,783
iShares U.S. Home Construction ETF	251	21,445
iShares U.S. Technology ETF	183	19,923
JPMorgan Active Growth ETF	363	20,234
JPMorgan Nasdaq Equity Premium Income ETF	420	20,315
Nuveen ESG Large-Cap Growth ETF	324	20,156
Schwab U.S. Large-Cap Growth ETF	270	20,236
SPDR Portfolio S&P 500 Growth ETF	330	20,133
SPDR S&P 500 ESG ETF	471	20,277
VanEck Semiconductor ETF	126	19,183
Vanguard Communication Services ETF	186	19,774
Vanguard Growth ETF	72	20,373
Vanguard Information Technology ETF	45	19,897
Vanguard Mega Cap ETF	129	20,183
Vanguard Mega Cap Growth ETF	84	19,767
Vanguard Russell 1000 Growth ETF	285	20,167
Vanguard S&P 500 Growth ETF	78	19,819
WisdomTree U.S. Efficient Core Fund	546	20,240
Xtrackers S&P 500 ESG ETF	498	20,224
		983,577
Domestic Fixed Income — 37.6%
AB Ultra Short Income ETF	396	19,867
Alpha Architect 1-3 Month Box ETF	192	19,654
BlackRock Short Maturity Bond ETF	400	19,888
BlackRock Short Maturity Municipal Bond ETF	400	19,956
BlackRock Ultra Short-Term Bond ETF	396	19,919
BondBloxx Bloomberg One Year Target Duration U.S. Treasury ETF	399	19,820
BondBloxx Bloomberg Six Month Target Duration U.S. Treasury ETF	396	19,889
First Trust Enhanced Short Maturity ETF	333	19,784
First Trust Limited Duration Investment Grade Corporate ETF	1,068	19,886

DriveWealth ICE 100 Index ETF

Schedule of Investments (Continued)

June 30, 2023

Description	Shares	Value
First Trust TCW Unconstrained Plus Bond ETF	822	$19,868
FlexShares Ultra-Short Income Fund	267	20,013
Goldman Sachs Access Treasury 0-1 Year ETF	201	20,114
Goldman Sachs Access Ultra-Short Bond ETF	400	19,960
Invesco BulletShares 2023 Corporate Bond ETF	941	19,921
Invesco BulletShares 2023 High Yield Corporate Bond ETF	846	19,889
Invesco BulletShares 2024 Corporate Bond ETF	966	19,871
Invesco Treasury Collateral ETF	186	19,617
Invesco Ultra Short Duration ETF	400	19,856
iShares 0-3 Month Treasury Bond ETF	195	19,623
iShares 0-5 Year Investment Grade Corporate Bond ETF	414	19,959
iShares iBonds Dec 2023 Term Corporate ETF	790	19,979
iShares iBonds Dec 2023 Term Treasury ETF	805	19,972
iShares iBonds Dec 2024 Term Corporate ETF	813	20,016
iShares Short Treasury Bond ETF	179	19,771
iShares Treasury Floating Rate Bond ETF	393	19,913
Janus Henderson AAA CLO ETF	400	19,940
JPMorgan Ultra-Short Income ETF	396	19,855
JPMorgan Ultra-Short Municipal Income ETF	393	19,905
PGIM Ultra Short Bond ETF	403	19,912
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	201	20,052
PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	402	19,911
SPDR Bloomberg 1-3 Month T-Bill ETF, Class B	217	19,925
SPDR Bloomberg 3-12 Month T-Bill ETF	201	19,992
SPDR SSgA Ultra Short-Term Bond ETF	497	20,004
Technology Select Sector SPDR Fund	114	19,820
Description	Shares	Value
US Treasury 3 Month Bill ETF	396	$19,840
Vanguard Ultra-Short Bond ETF	406	19,959
WisdomTree Floating Rate Treasury Fund	393	19,776
		755,896
International Equity — 11.8%
Franklin FTSE Japan ETF	708	19,151
Global X Robotics & Artificial Intelligence ETF	679	19,515
iShares Currency Hedged MSCI Japan ETF	591	19,887
iShares Global 100 ETF	264	20,080
iShares Global Tech ETF	321	19,963
iShares MSCI Japan ETF	312	19,313
iShares MSCI Poland ETF	1,051	20,158
iShares MSCI Saudi Arabia ETF	477	19,714
iShares MSCI Switzerland ETF	435	20,101
JPMorgan BetaBuilders Japan ETF	375	19,328
VanEck Vietnam ETF	1,506	20,030
WisdomTree Japan Hedged Equity Fund	239	19,897
		237,137
International Fixed Income — 1.0%
iShares JP Morgan EM Local Currency Bond ETF	537	19,880
Money Market Fund — 0.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 5.03% (7 day yield)	11,418	11,418
Total Investment Companies (Cost $1,994,473)		2,007,908
Total Investments — 100.0% (Cost $1,994,473)		$2,007,908

Percentages are based on Net Assets of $2,007,477.